DEBENTURES	12 Months Ended
Dec. 31, 2017
DEBENTURES
DEBENTURES

NOTE 14 — DEBENTURES

	General	Quantity as of December 31, 2017
Issuance	Meeting	Issued	Held in treasury	Maturity	2017	2016
3rd- A and B	May 27,1982	144,000	136,259	06/01/2021	21,377	44,292
7th	July 14, 1982	68,400	63,587	07/01/2022	1,333	35,942
8th	November 11, 1982	179,964	168,242	05/02/2023	14,557	57,191
9th	June 10, 1983	125,640	124,203	09/01/2024	4,900	10,731
11th - A and B	June 29, 1990	150,000	147,561	06/01/2020	5,761	17,267
14th	August 26, 2014	20,000	10,174	08/30/2024	—	—

Total Consolidated					47,928	165,423

Non-current					47,928	165,423

The amortization schedules of long term are as follows:

	2017	2016
2020	5,761	17,267
2021	21,377	44,292
2022	14,557	57,191
2023 on	6,233	46,673

	47,928	165,423

Debentures are denominated in Brazilian reais, they are not convertible into shares and have variable interest at a percentage of the CDI (Interbank Deposit Rate). The nominal annual interest rate was 9.93% and 14.00% as of December 31, 2017 and December 31, 2016, respectively.

The Company has guarantees provided by parent entity for debentures of the 7ª, 8ª, 9ª and 11ª issuances.